Finance Income and Costs (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Details of finance income and costs
(1)	Details of finance income and costs for the years ended December 31, 2022, 2021 and 2020 are as follows:

(In millions of won)
	2022		2021	2020
Finance Income:
Interest income	￦	58,472	36,708	37,030
Gain on sale of accounts receivable — other		1,043	27,725	22,605
Dividends		2,552	12,039	1,170
Gain on foreign currency transactions		21,283	10,987	9,029
Gain on foreign currency translations		2,095	7,505	7,888
Gain relating to financial instruments at FVTPL		94,393	60,169	62,963

	￦	179,838	155,133	140,685

Finance Costs:
Interest expense	￦	328,307	279,737	288,972
Loss on sale of accounts receivable — other		61,841	—	—
Loss on foreign currency transactions		19,485	12,270	11,053
Loss on foreign currency translations		3,814	6,764	8,973
Loss on disposal of long-term investment securities		—	—	98
Loss relating to financial instruments at FVTPL		41,597	16,833	13,847
Loss on disposal of investment assets		1,283	—	—

	￦	456,327	315,604	322,943

Details of interest income included in finance income
(2)	Details of interest income included in finance income for the years ended December 31, 2022, 2021 and 2020 are as follows:

(In millions of won)	2022		2021(*)	2020(*)
Interest income on cash equivalents and financial instruments	￦	27,991	16,141	24,378
Interest income on loans and others		30,481	27,709	25,979

	￦	58,472	43,850	50,357

(*)	Includes amounts related to discontinued operations.

Details of interest expenses included in finance costs
(3)	Details of interest expenses included in finance costs for the years ended December 31, 2022, 2021 and 2020 are as follows:

(In millions of won)	2022		2021(*)	2020(*)
Interest expense on borrowings	￦	25,736	66,188	116,397
Interest expense on debentures		217,475	224,144	225,309
Others		85,096	52,010	57,470

	￦	328,307	342,342	399,176

(*)	Includes amounts related to discontinued operations.

Finance income and costs by category of financial instruments
(4)
Finance income and costs by category of financial instruments for the years ended December 31, 2022, 2021 and 2020 are as follows. Bad debt expense (reversal of loss allowance) for accounts receivable – trade, loans and receivables are presented and explained separately in notes 6 and 35.

1)     Finance income and costs

(In millions of won)
	2022
	Finance income		Finance costs
Financial Assets:
Financial assets at FVTPL	￦	104,068	103,292
Financial assets at FVOCI		1,495	1,283
Financial assets at amortized cost		45,008	23,094
Derivatives designated as hedging instrument		—	146

		150,571	127,815

Financial Liabilities:
Financial liabilities at FVTPL		18,432	—
Financial liabilities at amortized cost		10,835	328,512

		29,267	328,512

	￦	179,838	456,327

(In millions of won)
	2021
	Finance income(*)		Finance costs(*)
Financial Assets:
Financial assets at FVTPL	￦	149,590	67,503
Financial assets at FVOCI		3,413	142,015
Financial assets at amortized cost		48,940	12,262
Derivatives designated as hedging instrument		—	600

		201,943	222,380

Financial Liabilities:
Financial liabilities at FVTPL		—	8,036
Financial liabilities at amortized cost		607	355,011

		607	363,047

	￦	202,550	585,427

(*)	Includes amounts related to discontinued operations.

(In millions of won)
	2020
	Finance income(*1)		Finance costs(*1)
Financial Assets:
Financial assets at FVTPL(*2)	￦	180,254	10,894
Financial assets at FVOCI		993	44,832
Financial assets at amortized cost(*2)		46,135	24,601
Derivatives designated as hedging instrument		—	1,867

		227,382	82,194

Financial Liabilities:
Financial liabilities at FVTPL		—	12,115
Financial liabilities at amortized cost		6,434	400,678
Derivatives designated as hedging instrument		7,380	2,206

		13,814	414,999

	￦	241,196	497,193

(*1)	Includes amounts related to discontinued operations.

(*2)	The Group reclassified the category of financial assets measured at amortized cost. Accordingly, the category of financial income arising on reclassification of a financial asset is reclassified.
2)     Other comprehensive income (loss)

(In millions of won)
	2022		2021	2020
Financial Assets:
Financial assets at FVOCI	￦	(491,853)	920,871	579,678
Derivatives designated as hedging instrument		(21,548)	15,427	24,320

		(513,401)	936,298	603,998

Financial Liabilities:
Derivatives designated as hedging instrument		182	706	(5,182)

	￦	(513,219)	937,004	598,816

Details of impairment losses for financial assets
(5)	Details of impairment losses for financial assets for the years ended December 31, 2022, 2021 and 2020 are as follows:

(In millions of won)
	2022		2021(*)	2020(*)
Accounts receivable — trade	￦	27,053	31,546	48,625
Other receivables		3,011	6,001	10,559

	￦	30,064	37,547	59,184

(*)	Includes amounts related to discontinued operations.